Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of concentration of risk revenues
	Year ended December 31,
	2019	% of sales	2020	% of sales	2021	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	595,600	16.1%	504,489	15.4%	451,840	15.0%
Aeon Life Insurance Co., Ltd. (“Aeon”).	677,707	18.3%	560,341	17.1%	437,132	14.5%
Huaxia Life Insurance Company Limited (“Huaxia”)	882,539	23.8%	606,581	18.6%	323,800	10.7%
Evergrande Life Insurance Co., Ltd. (“Evergrande”)	*	*	339,567	10.4%	*	*
Tianan Life Insurance Co., Ltd. (“Tianan”)	447,430	12.1%	*	*	*	*
	2,603,276	70.3%	2,010,978	61.5%	1,212,772	40.2%

Schedule of concentration of risk accounts receivable
	As of December 31,
	2020	%	2021	%**
	RMB		RMB
Sinatay	126,820	20.7%	186,289	31.1%
Huaxia	108,232	17.7%	*	*
Aeon	106,658	17.4%	*	*
Evergrande	66,660	10.9%	*	*
	408,370	66.7%	186,289	31.1%